Related Party Transactions (Details) - USD ($)			1 Months Ended					2 Months Ended	3 Months Ended	12 Months Ended
	Sep. 08, 2022	Jun. 07, 2022	Feb. 28, 2023	May 31, 2022	Jul. 31, 2021	Jun. 30, 2021	Mar. 23, 2021	Mar. 22, 2021	Mar. 31, 2023	Dec. 31, 2022	Mar. 03, 2023	Feb. 23, 2023	Sep. 30, 2021	Sep. 08, 2021
Related Party Transactions (Details) [Line Items]
Offering cost								$ 25,000
Aggregate shares (in Shares)					150,000
Related party transaction description									The Founder Shares include an aggregate of up to 1,125,000 Class B ordinary shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the number of Founder Shares will collectively represent 20% of the Company’s issued and outstanding shares upon the completion of the Initial Public Offering.	The Founder Shares include an aggregate of up to 1,125,000 Class B ordinary shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the number of Founder Shares will collectively represent 20% of the Company’s issued and outstanding shares upon the completion of the Initial Public Offering.
Founder shares granted		$ 50,000			$ 380,000
Founder shares granted shares (in Dollars per share)					$ 2.54
Founder Shares (in Shares)		50,000		50,000
Subscription receivable													$ 40
Outstanding balance									$ 1,800,000		$ 180,000			$ 280,000
Working capital loans										$ 1,500,000
Promissory note issued	$ 1,500,000
Fair value amount									$ 150,000
Founder per shares (in Dollars per share)		$ 20,000.00
Extension funds description									, the holders have agreed (i) to waive their redemption rights with respect to such shares in connection with the completion of a Business Combination and (ii) to waive their rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete a Business Combination within the Combination Period.
Issued promissory note									$ 1,500,000
principal amount			$ 3,500,000
Funds									300,000
Deposit trust account									180,000					$ 153,000,000
Working capital									$ 120,000	$ 680,000
Extension funds									the Company (i) the lesser of (a) an aggregate of $0.18 million or (b) $0.12 per public share that remain outstanding and is not redeemed in connection with the Extension plus (ii) the lesser of (a) an aggregate of $60,000 or (b) $0.04 per public share that remain outstanding and is not redeemed in connection with the Extension for each of the six subsequent calendar months commencing on June 8, 2023 (the “Extension Loan”), which amount will be deposited into the Trust Account.
Underwriters [Member]
Related Party Transactions (Details) [Line Items]
Related party transaction description						Through June 2021, the underwriters and/or its designees effected surrendered an aggregate of 100,000 Underwriter Founder Shares to the Company for no consideration, resulting in a decrease in the total number of Class A ordinary shares outstanding from 400,000 to 300,000.
IPO [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount								$ 300,000
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Aggregate shares (in Shares)								8,625,000
Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Aggregate shares (in Shares)							400,000
Ordinary price per share (in Dollars per share)							$ 0.0001
Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Percentage of founder shares									50.00%	50.00%
Price per share (in Dollars per share)												$ 10
Business combination percentage									50.00%	50.00%
Business Combination [Member] | Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)									$ 12	$ 12
Mr. Karim Zahmoul [Member]
Related Party Transactions (Details) [Line Items]
Founder shares granted		$ 50,000
Founder Shares (in Shares)		50,000
Fair value		$ 20,000.00
Price per share (in Dollars per share)		$ 0.33
Founder per shares (in Dollars per share)		$ 0.33
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Aggregate founder shares (in Shares)					4,312,500
Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Working capital loans									$ 1,500,000
Mr. Sergei Ivashkovsky [Member]
Related Party Transactions (Details) [Line Items]
Founder Shares (in Shares)				50,000